PSF PGIM Total Return Bond Portfolio Investment Strategy - PSF PGIM Total Return Bond Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in bonds. The Portfolio normally invests at least 70% of its investable assets in investment grade debt obligations and high-quality money market investments. The Portfolio will normally invest in intermediate and long-term debt obligations, but will adjust the mix of its short-term, intermediate-term and long-term debt obligations in an attempt to benefit from price appreciation when interest rates go down and to incur smaller declines when interest rates go up. In addition, the Portfolio may also invest up to 30% of its assets in lower rated securities which are riskier and considered speculative (sometimes referred to as “junk bonds”). The Portfolio also may invest up to 20% of its total assets in debt securities issued outside the US by US or foreign issuers whether or not such securities are denominated in the US dollar. The Portfolio may invest in mortgage-related securities and asset-backed securities, including collateralized debt obligations (CDOs), collateralized loan obligations and other credit-related asset-backed securities. No more than 20% of the Portfolio's net assets may be invested in CDOs. Within this limitation, the Portfolio will primarily invest in CDOs rated AAA or AA by a major rating service. The Portfolio may also enter into short sales against-the-box. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may participate with certain other Portfolios of the Trust in a joint repurchase account under an order obtained from the SEC. The Portfolio may also invest up to 30% of its net assets in reverse repurchase agreements and dollar rolls. In managing the Portfolio’s assets, the Portfolio’s subadviser, PGIM Fixed Income, uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread, and potential for price appreciation as well as credit quality, maturity and risk. The Portfolio may invest in a security based upon the expected total return rather than the yield of such security.